Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
TOUCHSTONE STRATEGIC TRUST | Dynamic Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE DYNAMIC EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Dynamic Equity Fund (the “Fund”) seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 267% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	267.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s sub-advisor, Wells Capital Management, Inc. (“Wells Capital” ), seeks to achieve the Fund’s investment goal by investing the Fund’s assets in a combination of equity securities, high quality short-term debt securities, and derivative instruments.
Equity Strategy: The Fund normally invests at least 80% of its assets in equity securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days prior notice to shareholders. The Fund invests primarily in long and short positions in U.S. large-cap stocks included in the Russell 1000® Index (the “Index”), although the Fund may invest in small- and mid-cap equity securities. The Fund buys securities “long” that Wells Capital believes will outperform the Index and sells securities “short” that Wells Capital believes will underperform the Index. The Fund intends to take long and short equity positions that may vary over time based on Wells Capital’s assessment of market conditions and other factors. The Fund’s long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Fund’s net assets, excluding cash. The Fund may take short positions at the higher end of this range when it has reduced its written call options positions under the options strategy (as described below) and may during these periods hold a substantial portion of the Fund’s total assets in high quality short-term debt securities, cash, or cash equivalents.

Wells Capital selects common stocks and other equity securities for the Fund using a proprietary system that ranks securities according to a quantitative model. The model attempts to determine a security’s intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity, and risk.

Options Strategy: Wells Capital seeks to reduce the overall portfolio risk through the use of options. The Fund’s options strategy primarily focuses on the use of writing (selling) call options on equity indexes or exchange-traded index funds (“ETFs”). The Fund may sell call options on broad-based domestic equity indexes or ETFs, such as the S&P 100® Index, as well as on narrower market indexes or ETFs or on indexes or ETFs of companies in a particular industry or sector. The Fund seeks to write options on broad and narrow-based indexes and ETFs that correlate with the price movements of the Fund’s equity securities.

The Fund may also buy index put options to help protect it from potential market declines. The value of these options tends to move inversely to the underlying index. The Fund may also write (sell) covered call options on individual equity securities. The Fund may also purchase put options on individual equity securities which it owns.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy. Wells Capital generally considers selling a security when it reaches its fair value estimate, when the company’s fundamentals do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, when the risks of the security unexpectedly rise, or when other investment opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.
Call Options Risk:  Writing index and exchange-traded fund call options is intended to reduce an underlying fund’s volatility and provide income, although it may also reduce an underlying fund’s ability to profit from increases in the value of its equity portfolio.

Counterparty Risk:  A counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with an underlying fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Options Risk: Investments in covered calls involve certain risks. These risks include:

•
Limited Gains. When the Fund writes a covered call option, the Fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium. By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.

•
Lack of Liquidity for the Option. A liquid market may not exist for a covered call option. If the Fund is not able to close out an option transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

•
Lack of Liquidity for the Security. The Fund’s investment strategy may also result in a lack of liquidity of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

•
Tax Consequences. The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains to the Fund for federal income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the holding period of the underlying security may be affected and some or all of the gains from the sale of the underlying security may be short-term capital gains.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund's initial investment. The use of leverage magnifies changes in the Fund's net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

•
Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
LIBOR Transition Risk: The Fund may invest in securities or derivatives that are based on the London Interbank Offered Rate (LIBOR). LIBOR transition risk is the risk that the transition from LIBOR to alternative interest rate benchmarks is not orderly, occurs over various time periods or has unintended consequences.

High Cash Balance Risk: From time to time, the Fund may hold a substantial portion of its total assets in high quality short-term debt securities, cash, or cash equivalents. When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing will be reduced, and the Fund’s performance will be adversely affected. When the Fund has a significant cash balance, it may not achieve its investment goal.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Short Sales Risk: In a short sale, the Fund sells a security or other financial instrument, such as a futures contract, that it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. If the price of the security sold short rises between the time the Fund sells the security short and the time the Fund replaces the security sold short, the Fund will realize a loss on the transaction.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500® Index and the FTSE 3-Month T-Bill Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500® Index and the FTSE 3-Month T-Bill Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Dynamic Equity Fund - Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Fourth Quarter 2011 10.93%	Worst Quarter: Fourth Quarter 2018 (12.10)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
TOUCHSTONE STRATEGIC TRUST | Dynamic Equity Fund | S&P 500® Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.12%	[1]
TOUCHSTONE STRATEGIC TRUST | Dynamic Equity Fund | FTSE 3-Month T-Bill Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE 3-Month T-Bill Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	0.35%
TOUCHSTONE STRATEGIC TRUST | Dynamic Equity Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TDEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.75%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 721
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,092
Annual Return 2009	rr_AnnualReturn2009	4.47%
Annual Return 2010	rr_AnnualReturn2010	6.25%
Annual Return 2011	rr_AnnualReturn2011	7.84%
Annual Return 2012	rr_AnnualReturn2012	6.56%
Annual Return 2013	rr_AnnualReturn2013	19.01%
Annual Return 2014	rr_AnnualReturn2014	3.64%
Annual Return 2015	rr_AnnualReturn2015	6.84%
Annual Return 2016	rr_AnnualReturn2016	4.95%
Annual Return 2017	rr_AnnualReturn2017	7.18%
Annual Return 2018	rr_AnnualReturn2018	(10.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.10%)
Label	rr_AverageAnnualReturnLabel	Class A (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(15.50%)
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	4.80%
TOUCHSTONE STRATEGIC TRUST | Dynamic Equity Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A (return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(15.50%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	4.74%
TOUCHSTONE STRATEGIC TRUST | Dynamic Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A (return after taxes on distributions and sale of fund shares)
1 Year	rr_AverageAnnualReturnYear01	(9.18%)
5 Years	rr_AverageAnnualReturnYear05	0.80%
10 Years	rr_AverageAnnualReturnYear10	3.83%
TOUCHSTONE STRATEGIC TRUST | Dynamic Equity Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TDECX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.75%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.64%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.39%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 408
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,527
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	308
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	980
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,676
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,527
Label	rr_AverageAnnualReturnLabel	Class C (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.90%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	4.62%
TOUCHSTONE STRATEGIC TRUST | Dynamic Equity Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TDEYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.75%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,275
Label	rr_AverageAnnualReturnLabel	Class Y (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.04%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	5.72%
TOUCHSTONE STRATEGIC TRUST | Dynamic Equity Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TDELX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.75%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,057
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,285
Label	rr_AverageAnnualReturnLabel	Institutional Class (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.03%)
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	5.72%
TOUCHSTONE STRATEGIC TRUST | Controlled Growth with Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE CONTROLLED GROWTH WITH INCOME FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Controlled Growth with Income Fund (the “Fund”) seeks to provide investors with growth and income.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund-of-funds,” which seeks to achieve its investment goal by investing primarily in a diversified portfolio of underlying equity, fixed-income, and alternative funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These underlying funds, in turn, invest in a variety of U.S. and foreign equity securities, fixed-income instruments and other investments.  The Fund will allocate a significant portion of its assets to underlying funds utilizing alternative or nontraditional investment strategies, such as long-short and merger arbitrage strategies.  The majority of the underlying funds in which the Fund invests will be affiliated funds; however, the Fund will have the ability to invest in unaffiliated underlying funds, including exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), to the extent that the desired asset class exposure is not available through Touchstone Funds.

The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity, fixed-income and alternative funds, as of the date of this prospectus.

Allocations	Approximate Allocation Range	Approximate Strategic Allocation
Equity Fund Allocation	0-25%	10%
Fixed-Income Fund Allocation	25-50%	25%
Alternative Fund Allocation	50-75%	65%

The Fund may invest up to 45% of its assets in any individual underlying fund. Several of the underlying funds in which the Fund invests may invest without limit in securities of issuers outside of the United States.  As a result, the Fund will have exposure to foreign markets. The Fund, through its investment in underlying funds, may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies.  Though not expected to be a substantial part of the overall strategy of the Fund, the Fund, through its investment in underlying funds, will gain exposure to additional strategies and instruments of the underlying funds, including:  collateralized loan obligations, derivatives (such as futures contracts, options, and swaps), and real estate investments.

The Fund’s sub-advisor, Wilshire Associates Incorporated (“Wilshire”), seeks to develop an optimal allocation among underlying funds in accordance with these principles:

•	“Controlled” Growth — seeks growth through lower volatility equities and alternative strategy exposure

•	Rising Rate Protection — seeks lower duration and lower bond correlation

•	Attractive Income — seeks higher yielding debt to produce attractive income

Wilshire and the Fund’s Advisor periodically agree on the universe of underlying funds that Wilshire may consider when making allocation decisions.  Wilshire, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including the addition or removal of funds from the universe of underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” under “Principal Investment Strategies and Risks” in the Fund’s prospectus.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds.  The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.  Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests.  The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds.  The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting an optimal mix of underlying funds.

The underlying funds in which the Fund may invest are expected to be subject to the following principal risks.

Call Options Risk:  Writing index and exchange-traded fund call options is intended to reduce an underlying fund’s volatility and provide income, although it may also reduce an underlying fund’s ability to profit from increases in the value of its equity portfolio.

Collateralized Loan Obligations Risk:  Typically, collateralized loan obligations (“CLOs”) are privately offered and sold, and thus are not registered under the securities laws. As a result, an underlying fund may in certain circumstances characterize its investments in CLOs as illiquid.  In assessing liquidity, an underlying fund will consider various factors including whether the CLO may be purchased and sold in Rule 144A transactions and whether an active dealer market exists.  CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of CLOs include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that an underlying fund may invest in a subordinate tranche of a CLO.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Counterparty Risk:  A counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with an underlying fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Options Risk: Investments in covered calls involve certain risks. These risks include:

•
Limited Gains.  When an underlying fund writes a covered call option, the underlying fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium.  By selling a covered call option, an underlying fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.

•
Lack of Liquidity.  If an underlying fund is not able to close out an option transaction, the underlying fund will not be able to sell the underlying security until the option expires or is exercised. Because an underlying fund will generally hold the stocks underlying the call option, an underlying fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Derivatives Risk: The use of derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates, and the risk that the derivative may not have the intended effects. The use of derivatives to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with an underlying fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Leverage Risk: Leverage occurs when an underlying fund uses derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds an underlying fund’s initial investment. The use of leverage magnifies changes in an underlying fund’s net asset value and thus results in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund's overall returns. There can be no guarantee that a leveraging strategy will be successful.

•
Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the underlying fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Real Estate Investment Trust Risk: Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. Additionally, REITs typically incur fees that are separate from those of an underlying fund.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

•
Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•
Corporate Loan Risk:  The corporate loans in which an underlying fund invests may be rated below investment grade.  As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities.  There is a high risk that an underlying fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower.

•
Credit Risk: The fixed-income securities in an underlying fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: As interest rates rise, the value of fixed-income securities the underlying fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization ("NRSRO") to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•
Non-Investment-Grade Debt Securities Risk:  Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

•
Stressed and Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities.  Distressed securities bear a substantial risk of default, and may be in default at the time of investment.  An underlying fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all.  Distressed securities will likely be illiquid and may be subject to restrictions on resale.

•
U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected.

Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Pay-In-Kind Bonds Risk: Pay-in-kind bonds, a type of mezzanine financing, are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund. This risk also applies to the Fund, which may engage in active and frequent trading of underlying funds resulting in increased transaction costs to the Fund.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements. Investing in Rule 144A securities may reduce the liquidity of the Fund's portfolio if an adequate institutional trading market for these securities does not exist. Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Short Sales Risk:  In a short sale, an underlying fund sells a security or other financial instrument, such as a futures contract, that it does not own.  To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer.  An underlying fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  If the price of the security sold short rises between the time an underlying fund sells the security short and the time an underlying fund replaces the security sold short, an underlying fund will realize a loss on the transaction.

Value Investing Risk: Value investing presents the risk that an underlying fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given certain periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and Wilshire Liquid Alternative IndexSM.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On November 23, 2015, the Fund changed its name, principal investment strategies and sub-advisor.  Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and Wilshire Liquid Alternative IndexSM.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Controlled Growth with Income Fund — Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Second Quarter 2009 9.23%	Worst Quarter: Fourth Quarter 2018 (5.79)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
TOUCHSTONE STRATEGIC TRUST | Controlled Growth with Income Fund | ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	0.37%
TOUCHSTONE STRATEGIC TRUST | Controlled Growth with Income Fund | Wilshire Liquid Alternative Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.24%)
5 Years	rr_AverageAnnualReturnYear05	0.19%
10 Years	rr_AverageAnnualReturnYear10	2.28%
TOUCHSTONE STRATEGIC TRUST | Controlled Growth with Income Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSAAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,150
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,021
Annual Return 2009	rr_AnnualReturn2009	18.31%
Annual Return 2010	rr_AnnualReturn2010	8.33%
Annual Return 2011	rr_AnnualReturn2011	2.69%
Annual Return 2012	rr_AnnualReturn2012	7.04%
Annual Return 2013	rr_AnnualReturn2013	6.14%
Annual Return 2014	rr_AnnualReturn2014	3.51%
Annual Return 2015	rr_AnnualReturn2015	(0.68%)
Annual Return 2016	rr_AnnualReturn2016	5.82%
Annual Return 2017	rr_AnnualReturn2017	5.23%
Annual Return 2018	rr_AnnualReturn2018	(4.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.79%)
Label	rr_AverageAnnualReturnLabel	Class A (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.07%)
5 Years	rr_AverageAnnualReturnYear05	0.58%
10 Years	rr_AverageAnnualReturnYear10	4.41%
TOUCHSTONE STRATEGIC TRUST | Controlled Growth with Income Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A (return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(10.75%)
5 Years	rr_AverageAnnualReturnYear05	(0.31%)
10 Years	rr_AverageAnnualReturnYear10	3.20%
TOUCHSTONE STRATEGIC TRUST | Controlled Growth with Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A (return after taxes on distributions and sale of fund shares)	[5]
1 Year	rr_AverageAnnualReturnYear01	(5.75%)	[5]
5 Years	rr_AverageAnnualReturnYear05	0.17%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.03%	[5]
TOUCHSTONE STRATEGIC TRUST | Controlled Growth with Income Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSACX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.25%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.56%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 359
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,502
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	259
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	937
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,502
Label	rr_AverageAnnualReturnLabel	Class C (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.26%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	4.24%
TOUCHSTONE STRATEGIC TRUST | Controlled Growth with Income Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSAYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.09%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.56%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	604
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,075
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,379
Label	rr_AverageAnnualReturnLabel	Class Y (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.32%)
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	5.30%
TOUCHSTONE STRATEGIC TRUST | Dynamic Diversified Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE DYNAMIC DIVERSIFIED INCOME FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Dynamic Diversified Income Fund (the “Fund”) seeks to provide investors with current income.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund-of-funds,” which seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity-income oriented underlying funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). The majority of the underlying funds in which the Fund invests will be affiliated funds; however, the Fund will have the ability to invest in unaffiliated underlying funds, including exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), to the extent that the desired asset class exposure is not available through Touchstone Funds.

The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity, fixed-income, and alternative funds, as of the date of this prospectus.

Allocations	Approximate Allocation Range	Approximate Strategic Allocation
Equity Fund Allocation	25-55%	40%
Fixed-Income Fund Allocation	25-55%	40%
Alternative Fund Allocation	0-30%	20%

The Fund may invest up to 45% of its assets in any individual underlying fund. Though not expected to be a substantial part of the overall strategy of the Fund, the Fund, through its investment in underlying funds, will gain exposure to additional strategies and instruments of the underlying funds, including:  collateralized loan obligations, derivatives (such as futures contracts, options, and swaps), and real estate investments. Several of the underlying funds in which the Fund invests may invest without limit in securities of issuers outside of the United States.  As a result, the Fund will have exposure to foreign markets (including emerging markets). The Fund, through its investment in underlying funds, may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies.

The Fund’s sub-advisor, Wilshire Associates Incorporated (“Wilshire”), seeks to develop an optimal model allocation among underlying funds that seeks to maximize “income efficiency,” or yield achieved per unit of risk.  The Fund primarily invests in fixed-income and equity-income oriented funds, ETFs, and ETNs and is dynamically managed as yield and volatility environments change.

Wilshire and the Fund’s Advisor routinely agree on the universe of underlying funds that Wilshire may consider when making allocation decisions.

Wilshire, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class, the underlying funds or other securities in each asset class (including the addition or removal of funds from the universe of underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” under “Principal Investment Strategies and Risks” in the Fund’s prospectus.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds.  The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.  Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests.  The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds.  The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting an optimal mix of underlying funds.

The underlying funds in which the Fund may invest are expected to be subject to the following principal risks.

Collateralized Loan Obligations Risk:  Typically, collateralized loan obligations (“CLOs”) are privately offered and sold, and thus are not registered under the securities laws. As a result, an underlying fund may in certain circumstances characterize its investments in CLOs as illiquid.  In assessing liquidity, an underlying fund will consider various factors including whether the CLO may be purchased and sold in Rule 144A transactions and whether an active dealer market exists.  CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of CLOs include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that an underlying fund may invest in a subordinate tranche of a CLO.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Counterparty Risk:  A counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with an underlying fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates, and the risk that the derivative may not have the intended effects. The use of derivatives to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with an underlying fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Leverage Risk: Leverage occurs when an underlying fund uses derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds an underlying fund’s initial investment. The use of leverage magnifies changes in an underlying fund’s net asset value and thus results in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund's overall returns. There can be no guarantee that a leveraging strategy will be successful.

•
Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the underlying fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Real Estate Investment Trust Risk: Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. Additionally, REITs typically incur fees that are separate from those of an underlying fund.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

•
Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•
Corporate Loan Risk:  The corporate loans in which an underlying fund invests may be rated below investment grade.  As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities.  There is a high risk that an underlying fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower.

•
Credit Risk: The fixed-income securities in an underlying fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: As interest rates rise, the value of fixed-income securities the underlying fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization ("NRSRO") to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•
Non-Investment-Grade Debt Securities Risk:  Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

•
Stressed and Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities.  Distressed securities bear a substantial risk of default, and may be in default at the time of investment.  An underlying fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all.  Distressed securities will likely be illiquid and may be subject to restrictions on resale.

•
U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.

Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Pay-In-Kind Bonds Risk: Pay-in-kind bonds, a type of mezzanine financing, are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund. This risk also applies to the Fund, which may engage in active and frequent trading of underlying funds resulting in increased transaction costs to the Fund.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of an underlying fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of an underlying fund.

Real Estate Industry Risk:  Since an underlying fund’s investments may be concentrated in the real estate industry, it is subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be similarly impacted by market conditions, legislative or regulatory changes, or competition. The real estate industry is particularly sensitive to economic downturns.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements. Investing in Rule 144A securities may reduce the liquidity of the Fund's portfolio if an adequate institutional trading market for these securities does not exist. Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Short Sales Risk:  In a short sale, an underlying fund sells a security or other financial instrument, such as a futures contract, that it does not own.  To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer.  An underlying fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  If the price of the security sold short rises between the time an underlying fund sells the security short and the time an underlying fund replaces the security sold short, an underlying fund will realize a loss on the transaction.

Value Investing Risk: Value investing presents the risk that an underlying fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given certain periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index and MSCI All Country World Index (ACWI).  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On November 23, 2015, the Fund changed its name, principal investment strategies and sub-advisor.  Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index and MSCI All Country World Index (ACWI).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Dynamic Diversified Income Fund — Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Second Quarter 2009 14.84%	Worst Quarter: Third Quarter 2011 (9.94)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
TOUCHSTONE STRATEGIC TRUST | Dynamic Diversified Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
TOUCHSTONE STRATEGIC TRUST | Dynamic Diversified Income Fund | MSCI ACWI Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[6]
Label	rr_AverageAnnualReturnLabel	MSCI ACWI (reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(9.42%)	[6]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[6]
10 Years	rr_AverageAnnualReturnYear10	9.46%	[6]
TOUCHSTONE STRATEGIC TRUST | Dynamic Diversified Income Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TBAAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%	[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 618
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	956
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,332
Annual Return 2009	rr_AnnualReturn2009	24.37%
Annual Return 2010	rr_AnnualReturn2010	10.33%
Annual Return 2011	rr_AnnualReturn2011	1.18%
Annual Return 2012	rr_AnnualReturn2012	10.76%
Annual Return 2013	rr_AnnualReturn2013	13.28%
Annual Return 2014	rr_AnnualReturn2014	4.46%
Annual Return 2015	rr_AnnualReturn2015	(2.54%)
Annual Return 2016	rr_AnnualReturn2016	8.81%
Annual Return 2017	rr_AnnualReturn2017	7.74%
Annual Return 2018	rr_AnnualReturn2018	(4.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.94%)
Label	rr_AverageAnnualReturnLabel	Class A (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.16%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	6.45%
TOUCHSTONE STRATEGIC TRUST | Dynamic Diversified Income Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A (return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(11.47%)
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	5.35%
TOUCHSTONE STRATEGIC TRUST | Dynamic Diversified Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A (return after taxes on distributions and sale of fund shares)	[9]
1 Year	rr_AverageAnnualReturnYear01	(5.85%)	[9]
5 Years	rr_AverageAnnualReturnYear05	0.70%	[9]
10 Years	rr_AverageAnnualReturnYear10	4.75%	[9]
TOUCHSTONE STRATEGIC TRUST | Dynamic Diversified Income Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TBACX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.45%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.97%	[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	718
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,750
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	718
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,262
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,750
Label	rr_AverageAnnualReturnLabel	Class C (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.25%)
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	6.29%
TOUCHSTONE STRATEGIC TRUST | Dynamic Diversified Income Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TBAYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%	[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,008
Label	rr_AverageAnnualReturnLabel	Class Y (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.40%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	7.36%
TOUCHSTONE STRATEGIC TRUST | Dynamic Global Allocation Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE DYNAMIC GLOBAL ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Dynamic Global Allocation Fund (the “Fund”) seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 48 and 43, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund-of-funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of underlying equity and fixed-income funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). The majority of the underlying funds in which the Fund invests will be affiliated funds; however, the Fund will have the ability to invest in unaffiliated underlying funds, including exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), to the extent that the desired asset class exposure is not available through Touchstone Funds.  Under normal circumstances, the Fund (through its investment in underlying funds) will invest at least 40% of its portfolio in securities of issuers outside of the United States.

The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity and fixed-income funds, as of the date of this prospectus.

Allocations	Approximate Allocation Range	Approximate Strategic Allocation
Equity Fund Allocation	45-75%	60%
Fixed-Income Fund Allocation	25-55%	40%

The Fund may invest up to 45% of its assets in any individual underlying fund. Several of the underlying funds in which the Fund invests may invest without limit in securities of issuers outside of the United States.  As a result, the Fund will have exposure to foreign markets (including emerging markets). The Fund, through its investment in underlying funds, may also be exposed to equity securities of companies of all market capitalizations, including small-, mid-, and large-cap companies. Though not expected to be a substantial part of the overall strategy of the Fund, the Fund, through its investment in underlying funds, will gain exposure to additional strategies and instruments of the underlying funds, including:  collateralized loan obligations, derivatives (such as futures contracts, options, and swaps), and real estate investments.

The Fund’s sub-advisor, Wilshire Associates Incorporated (“Wilshire”), seeks to develop an optimal model allocation among underlying funds that seeks to provide capital appreciation through global exposure to a broad array of assets classes and investment strategies. The underlying funds encompass funds with both growth and income objectives.

Wilshire and the Fund’s Advisor routinely agree on the universe of underlying funds that Wilshire may consider when making allocation decisions. Wilshire, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including the addition or removal of funds from the universe of underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” under “Principal Investment Strategies and Risks” in the Fund’s prospectus.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds.  The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.  Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests.  The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds.  The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting an optimal mix of underlying funds.

The underlying funds in which the Fund may invest are expected to be subject to the following principal risks.

Collateralized Loan Obligations Risk:  Typically, collateralized loan obligations (“CLOs”) are privately offered and sold, and thus are not registered under the securities laws. As a result, an underlying fund may in certain circumstances characterize its investments in CLOs as illiquid.  In assessing liquidity, an underlying fund will consider various factors including whether the CLO may be purchased and sold in Rule 144A transactions and whether an active dealer market exists.  CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of CLOs include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that an underlying fund may invest in a subordinate tranche of a CLO.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Counterparty Risk:  A counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with an underlying fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates, and the risk that the derivative may not have the intended effects. The use of derivatives to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with an underlying fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Leverage Risk: Leverage occurs when an underlying fund uses derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds an underlying fund’s initial investment. The use of leverage magnifies changes in an underlying fund’s net asset value and thus results in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund's overall returns. There can be no guarantee that a leveraging strategy will be successful.

•
Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the underlying fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Real Estate Investment Trust Risk: Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. Additionally, REITs typically incur fees that are separate from those of an underlying fund.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

•
Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•
Corporate Loan Risk:  The corporate loans in which an underlying fund invests may be rated below investment grade.  As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities.  There is a high risk that an underlying fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower.

•
Credit Risk: The fixed-income securities in an underlying fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: As interest rates rise, the value of fixed-income securities the underlying fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization ("NRSRO") to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•
Non-Investment-Grade Debt Securities Risk:  Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

•
Stressed and Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities.  Distressed securities bear a substantial risk of default, and may be in default at the time of investment.  An underlying fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all.  Distressed securities will likely be illiquid and may be subject to restrictions on resale.

•
U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•
Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.

Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Pay-In-Kind Bonds Risk: Pay-in-kind bonds, a type of mezzanine financing, are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund. This risk also applies to the Fund, which may engage in active and frequent trading of underlying funds resulting in increased transaction costs to the Fund.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of an underlying fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of an underlying fund.

Real Estate Industry Risk:  Since an underlying fund’s investments may be concentrated in the real estate industry, it is subject to the risk that the real estate industry will underperform the broader market, as well as the risk that issuers in the industry will be similarly impacted by market conditions, legislative or regulatory changes, or competition. The real estate industry is particularly sensitive to economic downturns.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements. Investing in Rule 144A securities may reduce the liquidity of the Fund's portfolio if an adequate institutional trading market for these securities does not exist. Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Sector Focus Risk: An underlying fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, an underlying fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the underlying fund’s net asset value with a magnified effect on the total return.

Short Sales Risk:  In a short sale, an underlying fund sells a security or other financial instrument, such as a futures contract, that it does not own.  To complete the transaction, the underlying fund must borrow the security to make delivery to the buyer.  An underlying fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  If the price of the security sold short rises between the time an underlying fund sells the security short and the time an underlying fund replaces the security sold short, an underlying fund will realize a loss on the transaction.

Value Investing Risk: Value investing presents the risk that an underlying fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given certain periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and ten years compare with the MSCI All Country World Index (ACWI) and Bloomberg Barclays Global Aggregate Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On November 23, 2015, the Fund changed its name, principal investment strategies and sub-advisor.  Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and ten years compare with the MSCI All Country World Index (ACWI) and Bloomberg Barclays Global Aggregate Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Dynamic Global Allocation Fund — Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Second Quarter 2009 17.73%	Worst Quarter: Third Quarter 2011 (13.67)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
TOUCHSTONE STRATEGIC TRUST | Dynamic Global Allocation Fund | MSCI ACWI Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[10]
Label	rr_AverageAnnualReturnLabel	MSCI ACWI (reflects no deduction for fees, expenses or taxes)	[10]
1 Year	rr_AverageAnnualReturnYear01	(9.42%)	[10]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[10]
10 Years	rr_AverageAnnualReturnYear10	9.46%	[10]
TOUCHSTONE STRATEGIC TRUST | Dynamic Global Allocation Fund | Bloomberg Barclays Global Aggregate Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	2.49%
TOUCHSTONE STRATEGIC TRUST | Dynamic Global Allocation Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%	[11]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[11],[12]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 617
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,309
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,312
Annual Return 2009	rr_AnnualReturn2009	26.38%
Annual Return 2010	rr_AnnualReturn2010	11.91%
Annual Return 2011	rr_AnnualReturn2011	(0.35%)
Annual Return 2012	rr_AnnualReturn2012	13.40%
Annual Return 2013	rr_AnnualReturn2013	17.23%
Annual Return 2014	rr_AnnualReturn2014	5.06%
Annual Return 2015	rr_AnnualReturn2015	(3.09%)
Annual Return 2016	rr_AnnualReturn2016	2.80%
Annual Return 2017	rr_AnnualReturn2017	13.96%
Annual Return 2018	rr_AnnualReturn2018	(7.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.67%)
Label	rr_AverageAnnualReturnLabel	Class A (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.23%)
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	6.85%
TOUCHSTONE STRATEGIC TRUST | Dynamic Global Allocation Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A (return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(15.06%)
5 Years	rr_AverageAnnualReturnYear05	(0.97%)
10 Years	rr_AverageAnnualReturnYear10	5.60%
TOUCHSTONE STRATEGIC TRUST | Dynamic Global Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A (return after taxes on distributions and sale of fund shares)	[13]
1 Year	rr_AverageAnnualReturnYear01	(6.70%)	[13]
5 Years	rr_AverageAnnualReturnYear05	0.25%	[13]
10 Years	rr_AverageAnnualReturnYear10	5.23%	[13]
TOUCHSTONE STRATEGIC TRUST | Dynamic Global Allocation Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.40%	[11]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.96%	[11],[12]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	707
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,703
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	707
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,703
Label	rr_AverageAnnualReturnLabel	Class C (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.40%)
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	6.68%
TOUCHSTONE STRATEGIC TRUST | Dynamic Global Allocation Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSMYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%	[11]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%	[11],[12]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	436
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,816
Label	rr_AverageAnnualReturnLabel	Class Y (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.69%)
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	7.74%

[1]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.55%, 2.30%, 1.30%, and 1.25% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through April 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[3]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2018.
[4]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49%, 1.24% and 0.24% of average daily net assets for Classes A, C and Y shares, respectively. This contractual expense limitation is effective through April 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[5]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
[6]	The MSCI ACWI returns disclosed are net of withholding taxes.
[7]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2018.
[8]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49%, 1.24% and 0.24% of average daily net assets for Classes A, C and Y shares, respectively. This contractual expense limitation is effective through April 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[9]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
[10]	The MSCI ACWI returns disclosed are net of withholding taxes.
[11]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2018.
[12]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49%, 1.24% and 0.24% of average daily net assets for Classes A, C and Y shares, respectively. This contractual expense limitation is effective through April 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[13]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.